NOTE 9. RELATED PARTY TRANSACTIONS (Quarterly Report)	9 Months Ended
Sep. 30, 2013
Quarterly Report
NOTE 9. RELATED PARTY TRANSACTIONS

9. RELATED PARTY TRANSACTIONS

During the periods reflected on this report certain shareholders made cash advances to the Company to help with short-term working capital needs. The total balance due on unstructured loans from shareholders amount to $235,622 at September 30, 2013 and $199,173 at December 31, 2012. Loans from stockholders made with repayment terms are included in Notes Payable and described above.